Long-term debt	12 Months Ended
Dec. 31, 2021
Borrowings [abstract]
Long-term debt

10Long-term debt

	December 31, 2021	December 31, 2020	January 1, 2020
	$	$	$
		(recast – note 2)	(recast – note 2)
ACOA Atlantic Innovation Fund (“AIF”), interest-free loan[1] with a maximum contribution of CAD$3,786. Annual repayments, commencing December 1, 2008, are calculated as a percentage of gross revenue for the preceding fiscal year, at 2% when gross revenues are less than CAD$5,000 and 5% when gross revenues are greater than CAD$5,000. As at December 31, 2021, the amount drawn down on the loan, net of repayments, is $2,927 (2020 - $2,929).	1,088	1,191	1,079

ACOA AIF, interest-free loan[1] with a maximum contribution of CAD$3,000. Annual repayments, commencing December 1, 2011, are calculated as a percentage of gross revenue for the preceding fiscal year, at 2% when gross revenues are less than CAD$5,000 and 5% when gross revenues are greater than CAD$5,000. As at December 31, 2021, the amount drawn down on the loan is $2,341 (2020 - $2,343).	911	954	950

ACOA Business Development Program, interest-free loan with a maximum contribution of CAD$395, repayable in monthly payments commencing October 2015 of CAD$3 until October 2017 and CAD$6 until June 2023. As at December 31, 2021, the amount drawn down on the loan, net of repayments, is $78 (2019 - $131).	76	125	139

ACOA AIF, interest-free loan[1] with a maximum contribution of CAD$2,944, annual repayments commencing September 1, 2014, are calculated as a percentage of gross revenue from specific product(s) for the preceding fiscal year, at 5% for the first 5 years and 10%, thereafter. As at December 31, 2021, the amount drawn down on the loan is $2,303 (2020 - $2,303).	937	858	1,138

TNC 120-140 Eileen Stubbs Ltd. (the Landlord) loan, with an original balance of CAD$300, bearing interest at 8% per annum, is repayable in monthly payments of $4 beginning February 1, 2019 until May 1, 2028. As at December 31, 2021, the balance on the loan is $179 (2020 - $199).	179	199	214

(15)

IMV Inc.
Notes to the Consolidated Financial Statements
For the years ended December 31, 2021 and 2020
(Expressed in thousands of United States dollars except for share and per share amounts)

10Long-term debt (continued)

Province of Nova Scotia (the “Province”), secured loan with a maximum contribution of CAD$5,000, bearing interest at a rate equal to the Province’s cost of funds plus 1%, compounded semi-annually and payable monthly. The loan is repayable in monthly payments beginning July 1, 2023 of CAD$83 plus interest until December 2027. The Corporation and its subsidiary have provided a general security agreement granting a first security interest in favour of the Province of Nova Scotia in and to all the assets of the Corporation and its subsidiary, including the intellectual property. As at December 31, 2021, this loan has been fully repaid.

	–	3,261	2,980

ACOA Regional Economic Growth through Innovation[1] – Business Scale-Up and Productivity Program, interest-free loan with a maximum contribution of CAD$1,000. Annual repayments, commencing September 1, 2022, are calculated as a percentage of gross revenue from DPX-COVID-19 product(s) for the preceding fiscal year, at 5% when gross revenues are less than CAD$5,000 and 10% when gross revenues are greater than CAD$5,000. Subsequent to September 1, 2024, any outstanding balance is payable in full on December 31, 2024 from DPX-COVID-19 gross revenues. As at December 31, 2021, the amount drawn down on the loan is $704 (2020 - $704).

	192	318	–
Venture loan with Horizon Technology Finance Corporation and Powerscourt investments XXV, LP (“Venture Loan”) bearing interest at The Wall Street Journal prime rate plus 5.75%, compounded annually and payable monthly, maturity on July 1, 2025, with effective interest rate of 13.06%	14,619	–	–
	18,002	6,906	6,500
Less: current portion	73	856	68
	17,929	6,050	6,432

[1]These loans are repayable based on a percentage of gross revenue, if any. The carrying amount of these loans is reviewed each reporting period and adjusted as required to reflect management’s best estimate of future cash flows, based on a number of assumptions, discounted at the original effective interest rate.

Total contributions received, less amounts that have been repaid as at December 31, 2021, is $23,151 (2020 - $12,520). The Corporation is in compliance with its debt covenants. Certain ACOA loans require approval by ACOA before the Corporation can pay management fees, bonuses, dividends or other distributions, or before there is any change of ownership of the Corporation.

(16)

IMV Inc.
Notes to the Consolidated Financial Statements
For the years ended December 31, 2021 and 2020
(Expressed in thousands of United States dollars except for share and per share amounts)

10Long-term debt (continued)

Venture Loan with Horizon Technology Finance Corporation and Powerscourt Investments XXV, LP

On December 17, 2021, the Corporation was issued a $15,000 Venture Loan at a variable annual rate of published in The Wall Street Journal prime rate plus 5.75%, with an interest rate floor at 3.25% on the prime rate (effective interest rate of 13.06%). Interest is compounded annually and payable monthly on the first day of the month commencing January 1st, 2022. The Venture Loan maturity date is set 42 months from the first day of the month next following the month in which the loan was issued. In addition, a final payment of $750 is required by the contract. Concurrently to the Venture Loan issuance, six warrants were issued to the lender at an initial fair value of $318. Combined, these warrants allows the holder to purchase 454,544 shares at an exercise price of $1.32. Following achievement of a pre-determined milestone, the Corporation can borrow an additional $10,000 and issue two additional warrants to purchase 113,636 shares to the lender, this represents a loan commitment. Transactions associated with the venture loan were $377 of which, $224 has been allocated to the debt component, $4 to the warrants and $149 to the loan commitment.

Monthly pro rata principal repayments start after 24 months from loan inception. If a predetermined milestone is reached, the start date for the repayment of principal is deferred for 6 months, with no extension of maturity.

The Corporation may, at its option, at any time, prepay all the outstanding Venture Loan by simultaneously paying to the lenders an amount equal to any accrued and unpaid interest, the outstanding principal balance and the final payments of the Venture Loan plus an amount equal to:

a)3% in the 18 first months of the loan;

b)2% in the months 19 to 30 of the loan;

c)1% in the last 12 months of the loan (31 to 42).

The prepayment option is an embedded derivative, but has insignificant value on issuance date.

The Venture Loan has a priority security interest in all assets of IMV, excluding intellectual property. IMV has entered into a negative pledge agreement regarding intellectual property with the lenders.

Province of Nova Scotia Loan

In September 2021, the Corporation amended its loan agreement with the Province. Prior to the amendment, the maturity date of the loan was December 1, 2025. Following the amendment, The Corporation was not required to resume repaying the balance of the principal amount until the first day of July 2023, by making the remaining 54 monthly principal payments of CAD$83 plus interest from July 2023 to December 2027. The annual interest rate remained at the Province’s cost of funds plus 1%. In accounting for this change, the Corporation determined, based on industry risk, its own credit risk and the interest rate environment, that the effective interest rate of the loan of 11% remained appropriate. The difference between the carrying value of the loan before the amendment and after the amendment of $420 was recorded in the statement of loss and comprehensive loss as government assistance. As at December 31, 2021, this loan has been fully repaid in connection with the Venture Loan agreement.

(17)

IMV Inc.
Notes to the Consolidated Financial Statements
For the years ended December 31, 2021 and 2020
(Expressed in thousands of United States dollars except for share and per share amounts)

10Long-term debt (continued)

The minimum annual principal repayments of long-term debt over the next five years, excluding the repayments of the Conditional ACOA loans for 2021 and beyond which are not determinable at this time, are as follows:

$
Year ending December 31, 2022	74
2023	51
2024	9,193
2025	5,862
2026	31

	December 31, 2021	December 31, 2020
	$	$
		(recast – note 2)
Balance – Beginning of period	6,906	6,500
Borrowings	14,520	782
Accreted interest and valuation adjustments	907	27
Revaluation of long-term debt	(367)	(491)
Repayment of debt	(4,069)	(31)
Currency translation adjustment (note 2)	105	119
Balance – End of period	18,002	6,906
Less: Current portion	73	856
Non-current portion	17,929	6,050